Income tax expense - Taxation on the Group's profit/(loss) before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of tax rates
Profit/(loss) before income tax	¥ 152,364	¥ (233,972)	¥ (53,169)
Calculated at a taxation rate of 25%	38,091	(58,493)	(13,292)
Expenses not tax deductible	25,920	79,114	35,875
Income not subject to tax	(50,693)	(1,716)
Utilisation of previously unrecognised tax losses		(65)
Recognition of previously unrecognised temporary difference	384
Tax losses not recognised	2,369		366
Difference in overseas tax rates	(124)	(364)	(146)
Under-provision in respect of prior years		32
Over-provision in respect of prior years	(1,727)		(3,543)
Effect of preferential tax rates	(184)
Total tax expense (income)	¥ 14,036	¥ 18,508	¥ 19,260
Applicable tax rate	25.00%	25.00%	25.00%